Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.2%

Security	Principal Amount (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	$5,900	$ 5,889,660
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	1,374	1,058,756
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,199	949,775
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	2,872	2,525,394
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,605	2,601,806
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,243	987,723
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,633	2,514,140
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	415	295,175
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	396	369,360
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,160	950,616
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	566	534,402
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,141	1,878,390
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,753	1,559,501
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	854	741,888
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	982	839,245
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,218	978,158
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	718	543,717
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	521	448,852
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,676	1,356,186
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,649	1,419,073
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	258	251,534
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	32	29,718
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	53	51,775
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	960	807,938
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,964	2,486,176
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,484	4,733,703
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,277	1,672,387
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,952	2,240,320
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	3,281	3,326,080
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,285	1,015,898
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,155	4,581,988
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,548	2,140,567
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,460	1,191,673
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,137	1,990,374
Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$7,003	$ 5,887,649
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	3,970	3,726,034
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,604	3,805,645
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,615	1,516,852
Tesla Auto Lease Trust:
Series 2023-B, Class A3, 6.13%, 9/21/26(1)	10,824	10,899,935
Series 2023-B, Class A4, 6.22%, 3/22/27(1)	1,350	1,367,635
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,268	1,188,204
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,428	3,927,622
Total Asset-Backed Securities (identified cost $100,240,809)		$87,281,524

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,677,717
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	18,100,403
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)	4,675	4,475,486
Series 2018-M4, Class A2, 3.057%, 3/25/28(2)	9,336	8,901,340
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	5,186	4,911,359
Series 2019-M1, Class A2, 3.543%, 9/25/28(2)	4,829	4,649,926
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,344	5,791,476
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,040,134
Total Commercial Mortgage-Backed Securities (identified cost $60,693,988)		$57,547,841

Corporate Bonds — 48.4%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.1%
Comcast Corp., 4.65%, 2/15/33		6,000	$ 5,797,288
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	9,736,428
5.50%, 2/23/54		5,000	4,789,410
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	4,129,152
			$ 24,452,278

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical — 3.8%
Ford Motor Co., 3.25%, 2/12/32		14,521	$ 12,080,975
General Motors Co., 5.40%, 10/15/29		9,839	9,912,251
Hyundai Capital America, 5.80%, 6/26/25(1)		7,680	7,709,138
			$ 29,702,364
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,726,631
Conservation Fund, 3.474%, 12/15/29		2,345	2,155,961
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,170,022
PepsiCo, Inc., 2.875%, 10/15/49		1,065	695,284
			$6,747,898
Energy — 0.7%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$201,977
6.45%, 3/5/34(1)		855	845,843
6.95%, 3/5/54(1)		1,500	1,480,684
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,720,156
			$5,248,660
Financial — 16.8%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,503,364
4.75%, 4/15/35		3,332	3,125,393
AXA SA, 1.375% to 4/7/31, 10/7/41(3)(4)	EUR	5,545	4,990,497
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(3)(4)	EUR	4,500	4,301,318
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(3)(4)	EUR	7,500	7,419,250
1.675% to 6/30/26, 6/30/27(1)(3)		1,155	1,100,369
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(3)(4)	EUR	6,300	6,362,227
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,915,008
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(3)	EUR	900	962,180
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(3)		7,021	6,723,831
Digital Dutch Finco BV, 1.50%, 3/15/30(4)	EUR	6,300	5,962,721
Equinix, Inc., 1.00%, 9/15/25		7,308	7,117,641
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)		6,520	6,353,008
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		2,824	2,738,361
3.75%, 9/15/30(1)(5)		4,834	4,263,269
ING Groep NV:
0.875% to 3/9/27, 6/9/32(3)(4)	EUR	5,400	5,291,810
1.40% to 7/1/25, 7/1/26(1)(3)		6,632	6,516,265
4.625%, 1/6/26(1)		4,025	4,027,086
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(3)(4)	GBP	3,000	3,874,829
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(3)		8,300	8,496,553
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,664,430
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		2,720	2,671,865
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(3)(4)	EUR	3,200	$ 2,888,826
PNC Financial Services Group, Inc., 4.758% to 1/26/26, 1/26/27(3)		920	918,902
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	6,442,906
Prologis LP, 1.25%, 10/15/30		1,477	1,211,215
Prudential Financial, Inc., 1.50%, 3/10/26		8,131	7,848,226
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,875,778
Royal Bank of Canada, 1.15%, 7/14/26		2,000	1,900,976
Toronto-Dominion Bank, 5.264%, 12/11/26		2,625	2,653,535
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,230,600
			$131,352,239
Government - Multinational — 6.7%
Asian Development Bank:
2.125%, 3/19/25		750	$746,430
2.375%, 8/10/27		4,000	3,807,762
3.125%, 9/26/28		800	766,882
European Bank for Reconstruction & Development, 1.50%, 2/13/25		7,515	7,489,954
European Investment Bank:
0.75%, 9/23/30		4,000	3,257,983
1.625%, 5/13/31		3,960	3,325,434
2.375%, 5/24/27		8,671	8,279,156
2.875%, 6/13/25(1)		8,202	8,149,071
International Bank for Reconstruction & Development:
2.125%, 3/3/25		5,536	5,514,836
3.125%, 11/20/25		4,150	4,102,500
6.875%, 2/9/29	MXN	70,000	3,053,767
International Finance Corp., 2.125%, 4/7/26		3,987	3,873,439
			$52,367,214
Industrial — 2.8%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,875	$2,940,909
Jabil, Inc., 4.25%, 5/15/27		5,000	4,931,839
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	3,898,511
Owens Corning, 3.95%, 8/15/29		1,382	1,317,846
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34(1)		900	898,497
5.777%, 4/3/54(1)		3,285	3,264,996
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,118,764
2.25%, 1/30/31(5)		1,821	1,553,133
			$21,924,495
Technology — 2.8%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,113,410

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	$ 5,201,743
3.40%, 5/1/30		2,861	2,628,625
			$ 21,943,778
Utilities — 10.8%
AES Corp., 2.45%, 1/15/31(5)		10,727	$ 8,945,193
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	1,975,803
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,300	4,185,862
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(4)	EUR	800	841,598
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,121,651
4.625%, 6/15/27(1)		6,500	6,450,193
5.00%, 6/15/32(1)		2,692	2,622,060
Engie SA, 4.75% to 3/14/30(3)(4)(6)	EUR	2,100	2,259,098
Eurogrid GmbH, 3.279%, 9/5/31(4)	EUR	700	726,905
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(3)(4)(6)	EUR	2,400	2,262,885
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	9,740,149
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,078,494
3.65%, 8/1/48		4,490	3,331,994
4.25%, 7/15/49		4,190	3,401,268
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		16,515	14,956,841
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,004	1,920,338
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		982	834,896
Northern States Power Co., 2.60%, 6/1/51		3,798	2,271,425
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,743,192
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	1,948,894
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,325,246
4.10%, 6/15/48		1,000	784,761
TenneT Holding BV, 4.625% to 3/21/29(3)(4)(6)	EUR	2,140	2,268,278
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,731,400
			$84,728,424
Total Corporate Bonds (identified cost $408,051,745)			$378,467,350

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(7)	$992	$ 981,712
Total High Social Impact Investments (identified cost $991,628)		$ 981,712

Preferred Stocks — 1.1%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,976,760
		$ 4,976,760
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,142,640
Series A2, 6.375%	169,100	2,299,760
		$ 3,442,400
Total Preferred Stocks (identified cost $14,459,994)		$ 8,419,160

Sovereign Government Bonds — 10.5%

Security	Principal Amount (000’s omitted)	Value
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34	$11,000	$ 11,059,123
		$ 11,059,123
Chile — 0.2%
Chile Government International Bonds, 2.55%, 1/27/32	$1,500	$ 1,258,651
		$ 1,258,651
Finland — 0.6%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)	$4,500	$ 4,337,370
		$ 4,337,370
Germany — 3.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$5,023	$4,751,001
4.375%, 2/28/34	22,413	21,981,478
		$26,732,479
Netherlands — 2.6%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	$12,100	$10,047,669
2.375%, 3/24/26(1)	10,866	10,591,364
		$20,639,033
Norway — 1.6%
Kommunalbanken AS:
2.125%, 2/11/25(1)	$3,000	$2,992,199
2.125%, 2/11/25(4)	9,592	9,567,054
		$12,559,253

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33	$1,429	$ 1,436,311
		$ 1,436,311
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)	$4,000	$ 4,033,550
		$ 4,033,550
Total Sovereign Government Bonds (identified cost $83,587,972)		$ 82,055,770

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,386,412
		$ 6,386,412
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,430,168
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(8)	105	104,069
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	539,840
Green Bonds, 2.184%, 9/1/31	500	425,895
Green Bonds, 2.264%, 9/1/32	445	371,108
Green Bonds, 2.344%, 9/1/33	1,445	1,181,302
		$4,052,382
Total Taxable Municipal Obligations (identified cost $13,382,307)		$10,438,794

U.S. Government Agencies and Instrumentalities — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,702	$ 2,509,868
2.36%, 10/15/29	1,750	1,649,699
3.52%, 9/20/32	2,103	2,002,092
Total U.S. Government Agencies and Instrumentalities (identified cost $6,555,007)		$ 6,161,659

U.S. Government Agency Mortgage-Backed Securities — 15.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2054	$29,835	$ 28,795,487
5.50%, with various maturities to 2054	36,022	35,587,032
6.00%, with various maturities to 2053	34,970	35,188,427
Federal National Mortgage Association:
2.68%, 7/1/26	1,871	1,821,977
5.00%, 7/1/53	7,058	6,819,124
5.50%, with various maturities to 2054	10,422	10,293,524
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $119,286,532)		$118,505,571

Short-Term Investments — 2.8%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(9)	19,846,342	$ 19,846,342
Total Affiliated Fund (identified cost $19,846,342)		$ 19,846,342
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(10)	2,395,550	$ 2,395,550
Total Securities Lending Collateral (identified cost $2,395,550)		$ 2,395,550
Total Short-Term Investments (identified cost $22,241,892)		$ 22,241,892
Total Investments — 98.8% (identified cost $829,491,874)		$772,101,273
Other Assets, Less Liabilities — 1.2%		$ 9,360,950
Net Assets — 100.0%		$781,462,223

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $217,507,915 or 27.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $59,017,296 or 7.7% of the Fund's net assets.
(5)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $3,597,768 and the total market value of the collateral received by the Fund was $3,725,546, comprised of cash of $2,395,550 and U.S. government and/or agencies securities of $1,329,996.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Restricted security. Total market value of restricted securities amounts to $981,712, which represents 0.1% of the net assets of the Fund as of December 31, 2024.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	68.0%
Netherlands	6.7
Luxembourg	4.0
Germany	3.9
Other (less than 3.0% each)	17.4
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	114,227	CAD	156,951	Credit Agricole Corporate and Investment Bank	1/17/25	$4,981	$ —
USD	48,209,476	EUR	44,167,367	JPMorgan Chase Bank, N.A.	1/17/25	2,433,164	—
USD	2,686,359	EUR	2,470,052	UBS AG	1/17/25	126,328	—
USD	3,758,975	GBP	2,891,089	Citibank, N.A.	1/17/25	140,058	—
USD	4,205,219	GBP	3,300,000	Citibank, N.A.	1/17/25	74,449	—
USD	192,186	SEK	2,007,289	JPMorgan Chase Bank, N.A.	1/17/25	10,625	—
						$2,789,605	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	604	Long	3/31/25	$124,188,063	$30,958
U.S. 5-Year Treasury Note	698	Long	3/31/25	74,200,672	(324,689)
U.S. 10-Year Treasury Note	397	Long	3/20/25	43,173,750	(370,113)
U.S. Long Treasury Bond	249	Long	3/20/25	28,347,094	(622,981)
U.S. Ultra-Long Treasury Bond	204	Long	3/20/25	24,256,875	(781,983)
U.S. Ultra 10-Year Treasury Note	(396)	Short	3/20/25	(44,079,750)	573,879
					$(1,494,929)

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$991,628

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,846,342, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,512,011	$79,758,423	$(73,424,092)	$ —	$ —	$19,846,342	$365,453	19,846,342

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$87,281,524	$ —	$87,281,524
Commercial Mortgage-Backed Securities	—	57,547,841	—	57,547,841
Corporate Bonds	—	378,467,350	—	378,467,350
High Social Impact Investments	—	981,712	—	981,712
Preferred Stocks	8,419,160	—	—	8,419,160

Calvert
Green Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$82,055,770	$ —	$82,055,770
Taxable Municipal Obligations	—	10,438,794	—	10,438,794
U.S. Government Agencies and Instrumentalities	—	6,161,659	—	6,161,659
U.S. Government Agency Mortgage-Backed Securities	—	118,505,571	—	118,505,571
Short-Term Investments:
Affiliated Fund	19,846,342	—	—	19,846,342
Securities Lending Collateral	2,395,550	—	—	2,395,550
Total Investments	$30,661,052	$741,440,221	$ —	$772,101,273
Forward Foreign Currency Exchange Contracts	$ —	$2,789,605	$ —	$2,789,605
Futures Contracts	604,837	—	—	604,837
Total	$31,265,889	$744,229,826	$ —	$775,495,715
Liability Description
Futures Contracts	$(2,099,766)	$ —	$ —	$(2,099,766)
Total	$(2,099,766)	$ —	$ —	$(2,099,766)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.